Prepayments and Other Current Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepaid Expenses and Other Current Assets [Member]
Addition/(reverse)	¥ 12,243	$ 1,724	¥ 19,266	¥ 493